Financial Risk Management - Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	₩ 112,513	₩ 111,110
Gross assets offset	(5,446)	(4)
Net amounts presented in the statement of financial position	107,067	111,106
Amounts not offset, Financial instruments	(81,700)	(106,811)
Amounts not offset, Cash collateral	0	0
Net amount	25,367	4,295
Derivatives used for hedging [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	26,135	20,627
Net amounts presented in the statement of financial position	26,135	20,627
Amounts not offset, Financial instruments	(3,284)	(20,627)
Amounts not offset, Cash collateral	0	0
Net amount	22,851
Trade payables [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	80,829	90,435
Gross assets offset	(5,217)
Net amounts presented in the statement of financial position	75,612	90,435
Amounts not offset, Financial instruments	(73,109)	(86,184)
Amounts not offset, Cash collateral	0	0
Net amount	2,503	4,251
Other payables [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities		48
Gross assets offset		(4)
Net amounts presented in the statement of financial position		44
Amounts not offset, Cash collateral		0
Net amount		₩ 44
Other [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	5,549
Gross assets offset	(229)
Net amounts presented in the statement of financial position	5,320
Amounts not offset, Financial instruments	(5,307)
Amounts not offset, Cash collateral	0
Net amount	₩ 13